Share Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION
18.	SHARE BASED COMPENSATION

The following table summarizes our unvested restricted share units:

	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2019	424,076	$2.54
Granted	18,000	$2.42
Vested	(15,000)	$2.42
Unvested at December 31, 2020	427,076	$2.54
Granted	18,000	$1.64
Vested	(18,000)	$1.77
Unvested at December 31, 2021	427,076	$2.53

The outstanding restricted share units brought forward from December 31, 2019 were not vested, forfeited or cancelled during the year ended December 31, 2021. These restricted share units will vest in May 2022 through February 2029, upon fulfilment of requisite service period by the employees.

On July 13, 2020, the Company granted and issued 18,000 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2020. The restricted shares were vested in a straight line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2021 and 2020, 18,000 and 15,000 share were vested. The grant-date value of each restricted share units was $2.42 by reference to the closing price on July 13, 2020, and the total fair value of these restricted Class A Ordinary Share units aggregated $43,560.

On September 13, 2021, the Company granted and issued 18,000 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2021. The restricted shares were vested in a straight line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2021, 15,000 share were vested. The grant-date value of each restricted share units was $1.64 by reference to the closing price on September 13, 2021, and the total fair value of these restricted Class A Ordinary Share units aggregated $29,520.

For the years ended December 31, 2021, 2020 and 2019, the Company had share-based compensation expenses of $211,832, $168,350 and $159,984, respectively. As of December 31, 2021, the Company expected to incur share- based compensation expenses of $534,479 over a weighted average period of 3.6 years.

The following table summarizes share-based compensation expenses charged to operating expenses:

	For the Years Ended December 31,
	2021	2020	2019
Selling and marketing expenses	$111,997	$93,439	$92,885
General and administrative expenses	99,826	74,911	67,099
Total share-based compensation expenses	$211,823	$168,350	$159,984